Defined benefit pension plans and other post-employment benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Defined benefit pension plans and other post-employment benefits	R$ 47,815	R$ 22,212
P A M E C Asset Policy And Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit pension plans and other post-employment benefits	R$ 5,825	R$ 6,492